Provisions and other liabilities (Narrative) (Details) - Mines Coulon Inc. [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Statements Line Items
Non-controlling interests | $	$ 1.3
Exercise of share exchange rights | shares	772,810